TAXES - Summary of Company's Net Deferred Tax Assets (DWAC) (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Assets, Net [Abstract]
Net operating losses	$ 9,474,744	$ 4,478,110
Total deferred tax assets	13,688,500	6,288,600
Valuation Allowance	(13,682,300)	(1,797,200)
Deferred tax asset, net of allowance	0	0
Digital World Acquisition Corp. [Member]
Deferred Tax Assets, Net [Abstract]
Net operating losses	0	0
Legal settlement	4,562,100	0
Start-up costs	8,716,458	5,190,046
Total deferred tax assets	13,278,558	5,190,046
Valuation Allowance	(13,278,558)	(5,190,046)
Deferred tax asset, net of allowance	$ 0	$ 0